Subsequent events (Narrative) (Details) - Officers, Directors and Employees [Member] - shares	Mar. 04, 2026	Feb. 15, 2023
Disclosure of non-adjusting events after reporting period [line items]
Vesting period		1-4 years
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued	287,500
Vesting period	one to four years
Subsequent Events [Member] | Restricted Shares Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued	32,300